Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
Financial assets [abstract]
Loans and advances at amortised cost	£ 339,319	[1]	£ 326,406
Reverse repurchase agreements and other similar secured lending	8,990	[1]	2,308
Financial liabilities [abstract]
Banks	(413,596)	[1]	(394,838)
Repurchase agreements and other similar secured borrowing	(18,322)	[1]	(18,578)
Debt securities in issue	(90,815)	[1]	(82,286)
Subordinated liabilities	(18,803)	[1],[2]	(20,559)	[2]	£ (23,826)
Fair value [member]
Financial assets [abstract]
Reverse repurchase agreements and other similar secured lending	8,990		2,308
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing	(18,322)		(18,578)
Debt securities in issue	(92,044)		(81,687)
Subordinated liabilities	(18,965)		(21,049)
Fair value [member] | Home loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	150,549		148,897
Fair value [member] | Credit cards, unsecured and other retail lending [member]
Financial assets [abstract]
Loans and advances at amortised cost	57,822		56,462
Fair value [member] | Finance lease receivables [Member]
Financial assets [abstract]
Loans and advances at amortised cost	2,178		2,057
Fair value [member] | Corporate loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	127,374		117,848
Fair value [member] | Financial assets at amortised cost [member] | Home loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	57,822		56,462
Fair value [member] | Financial liabilities at amortised cost, class [member]
Financial liabilities [abstract]
Banks	(16,975)		(14,166)
Current and demand accounts	(152,586)		(148,714)
Savings accounts	(138,830)		(137,589)
Other time deposits	(105,213)		(94,388)
Carrying amount [member]
Financial assets [abstract]
Reverse repurchase agreements and other similar secured lending	8,990		2,308
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing	(18,322)		(18,578)
Debt securities in issue	(90,815)		(82,286)
Subordinated liabilities	(18,803)		(20,559)
Carrying amount [member] | Home loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	151,543		150,284
Carrying amount [member] | Credit cards, unsecured and other retail lending [member]
Financial assets [abstract]
Loans and advances at amortised cost	56,304		54,560
Carrying amount [member] | Finance lease receivables [Member]
Financial assets [abstract]
Loans and advances at amortised cost	2,035		1,886
Carrying amount [member] | Corporate loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	129,437		119,676
Carrying amount [member] | Financial assets at amortised cost [member] | Home loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	56,304		54,560
Carrying amount [member] | Financial liabilities at amortised cost, class [member]
Financial liabilities [abstract]
Banks	(16,975)		(14,166)
Current and demand accounts	(152,586)		(148,714)
Savings accounts	(138,830)		(137,589)
Other time deposits	£ (105,205)		£ (94,369)

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[2]	For notes to the Financial Statements see pages 55 to 83